EARNINGS PER SHARE (Details)		1 Months Ended									12 Months Ended
	Jul. 24, 2020 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 EquityInstruments	Jan. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Aug. 31, 2020 EquityInstruments	Dec. 31, 2018 USD ($)	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2021 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Earnings per share [Abstract]
Shares considered dilutive using treasury method | shares											468,669	735,475
Shares considered anti-dilutive using treasury method | shares											17,657	3,250
Number of shares vested (in shares) | EquityInstruments											2,716	1,442
Number of shares granted (in shares) | EquityInstruments											819,644	525,143
Warrants vested (in shares) | shares											669,607	502,205	288,748
Basic and diluted earnings per share [Abstract]
Total - Income attributable to shareholders of the Holding Company											$ 22,990,000	$ 2,847,000	$ 7,770,000
Total - Income attributable to ordinary shareholders of the company											$ 22,990,000	$ 2,847,000
Weighted average number of ordinary shares - basic (in shares) | shares											18,232,399	17,649,446	1,176,370
Total - Basic earnings per share (in dollars per share) | $ / shares											$ 1.26	$ 0.16
Weighted average number of ordinary shares - diluted (in shares) | shares											18,701,068	18,384,921	12,936,962
Total - Diluted earnings per share (in dollars per share) | $ / shares											$ 1.23	$ 0.15	$ 0
Restricted Share Awards [Member]
Earnings per share [Abstract]
Number of shares vested (in shares)												1,176,370	1,176,370
Number of shares granted (in shares)										2,373,374			1,841,660
Number of shares unvested (in shares) | shares													665,291
2020 Long Term Incentive Plan [Member]
Earnings per share [Abstract]
Number of shares vested (in shares)												1,442
Number of shares granted (in shares) | EquityInstruments						27,800	20,000		341,843			23,500
Number of options vested (in shares) | shares													40,500
Number of options issued (in shares)		568,344	15,000	13,000	35,000			97,000			178,800	510,143	338,432
Series A, Series B and Series C [Member]
Basic and diluted earnings per share [Abstract]
Total - Income attributable to shareholders of the Holding Company													$ 0
Total - Income attributable to ordinary shareholders of the company													$ 0
Series B and C Convertible Stock [Member]
Earnings per share [Abstract]
Total dividends payable											$ 91,800,000
Series A [Member]
Earnings per share [Abstract]
Total dividends payable											$ 9,500,000
Series A [Member] | The Resource Group International Limited [Member]
Earnings per share [Abstract]
Total dividends paid	$ 4,000,000